Cash and Cash Equivalents, Margin Cash and Long-Term Investments - Schedule of Cash and Cash Equivalents (Details) - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand and at banks		$ 2,557,740	$ 2,197,822
CDB (bank certificates of deposit) / Overnight investments	[1]	1,937,761	3,350,654
National Treasury Bills (Tesouro Selic)	[2]	69,635	65,196
Cash and cash equivalents		4,565,136	5,613,672
Margin cash
CME (Chicago Mercantile Exchange) Margin investments	[3]	105,993	104,220
Investments in Treasury Bills	[2]	53,569	32,334
Margin cash		159,562	136,554
Investment funds
Investment funds	[4]	45,780
Investment funds Total		45,780
Cash and cash equivalents Total		$ 4,770,478	$ 5,750,226

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.
[2]	Brazilian Government securities (Tesouro Selic) are instruments acquired from financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).
[3]	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).
[4]	Investment in a FIDC (Credit Rights Investment Fund) maturing in 2035, earning a fixed interest rate of 5% in 2025.